RESEARCH AND DEVELOPMENT EXPENSES, NET:	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES, NET:
RESEARCH AND DEVELOPMENT EXPENSES, NET:

NOTE 21 — RESEARCH AND DEVELOPMENT EXPENSES, NET:

	For the year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and related expenses	18,660	16,508	16,048
Development tools and subcontractors	10,477	15,238	14,814
Government support and grants	(12,295)	(13,802)	(14,225)
Total	16,842	17,944	16,637